UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Lohrey
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2006

Date of reporting period: November 30, 2005

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
The Appleton Group Fund	Ticker Symbol: AGPAX
November 30, 2005 (Unaudited)

The Appleton Group Fund had no portfolio holdings at the close of business on November 30, 2005.

The cost basis of investments for federal income tax purposes at November 30, 2005 was as follows:

Cost of investments	$-
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

PORTFOLIO OF INVESTMENTS
The Appleton Group PLUS Fund		Ticker Symbol: AGPLX
November 30, 2005 (Unaudited)

Exchange Traded Funds	Shares	Market Value	% of Total
DIAMONDS Trust, Series I	22,326	$2,416,120	19.3%
iShares Dow Jones Select Dividend Index Fund	17,069	1,059,985	8.5%
iShares Russell 2000 Growth Index Fund	21,992	1,538,560	12.3%
iShares Russell 2000 Value Index Fund	22,687	1,518,895	12.1%
Nasdaq-100 Index Tracking Stock	29,000	1,196,250	9.6%
SPDR Trust Series 1	14,421	1,808,537	14.4%
Total Exchange Traded Funds (Cost $9,432,878)		9,538,347	76.2%

Short-Term Investments
Cash Equivalents
AIM Liquid Assets	301,588	301,588	2.4%
AIM STIT-STIC Prime Portfolio - Institutional Class	307,160	307,160	2.5%
AIM STIT-Treasury Portfolio - Institutional Class	307,160	307,160	2.5%
Fidelity Institutional Government Portfolio - Class I	307,159	307,159	2.4%
Fidelity Institutional Money Market Portfolio - Select Class	161,853	161,853	1.3%
		1,384,920	11.1%

	Principal
U.S. Government Agency Issue(a)	Amount
Federal Home Loan Bank Discount Note, 3.732%, 12/01/05	1,478,000	1,478,000	11.8%
		1,478,000	11.8%

Total Short-Term Investments (Cost $2,862,920)		2,862,920	22.9%

Total Investments (Cost $12,295,798)		12,401,267	99.1%
Other Assets, less Liabilities		113,394	0.9%
Net Assets		$12,514,661	100.0%

(a) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the
United States Treasury.

The cost basis of investments for federal income tax purposes at November 30, 2005 was as follows*:

Cost of investments	$12,295,798
Gross unrealized appreciation	117,816
Gross unrealized depreciation	(12,347)
Net unrealized appreciation	$105,469

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February
28, 2006.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended November 30, 2005 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/ Joseph Neuberger
                            Joseph Neuberger, President and Treasurer

Date January, 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Joseph Neuberger
                            Joseph Neuberger, President and Treasurer

Date January, 18, 2006